Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIX CIRCLES TRUST
Entity Central Index Key	0001724826
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000199639 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles International Unconstrained Equity Fund
Class Name	Six Circles International Unconstrained Equity Fund
Trading Symbol	CIUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles International Unconstrained Equity Fund	$4	0.07%
* This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 21,679,845,000
Holdings Count | Holding	673
Investment Company Portfolio Turnover	13.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$21,679,845

Total number of portfolio holdings	673

Portfolio turnover rate as of the end of the reporting period	13.38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	ASML Holding NV	4.9%
	HSBC Holdings plc	3.9
	Rolls-Royce Holdings plc	2.9
	Siemens AG (Registered)	2.7
	Taiwan Semiconductor Manufacturing Co. Ltd.	2.6
	Siemens Energy AG	2.2
	British American Tobacco plc	2.0
	Nestle SA	2.0
	SAP SE	2.0
	Roche Holding AG	2.0
	Total % of Portfolio	27.2%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation1)	Top Ten Holdings2)

	ASML Holding NV	4.9%
	HSBC Holdings plc	3.9
	Rolls-Royce Holdings plc	2.9
	Siemens AG (Registered)	2.7
	Taiwan Semiconductor Manufacturing Co. Ltd.	2.6
	Siemens Energy AG	2.2
	British American Tobacco plc	2.0
	Nestle SA	2.0
	SAP SE	2.0
	Roche Holding AG	2.0
	Total % of Portfolio	27.2%

2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000199640 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Intermediate Duration Fund
Class Name	Six Circles Tax Aware Intermediate Duration Fund
Trading Symbol	CUTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Tax Aware Intermediate Duration Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Tax Aware Intermediate Duration Fund	$8	0.16%
* This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[2]
Material Change Date	May 01, 2026
Net Assets	$ 1,991,226,000
Holdings Count | Holding	403
Investment Company Portfolio Turnover	114.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$1,991,226

Total number of portfolio holdings	403

Portfolio turnover rate as of the end of the reporting period	114.60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	99.1%	U.S. Treasury Bills, 3.66%, 09/03/2026	2.8%

Short-Term Investments	6.6	U.S. Treasury Notes, 4.00%, 05/31/2028	1.6

U.S. Treasury Obligations	1.7	U.S. Treasury Bills, 3.70%, 09/24/2026	1.4

		Tohopekaliga Water Authority, Series A, Rev., 5.00%, 10/01/2030	1.3

		Black Belt Energy Gas District, Gas Project, Series C, Rev., 5.25%, 06/01/2036	1.2

		School Board of Miami-Dade County (The), Series A, COP, 5.00%, 02/01/2032	1.0

		State of New Mexico Severance Tax Permanent Fund, Series A, Rev., 5.00%, 07/01/2036	1.0

		North Carolina Municipal Power Agency No. 1, Rev., 5.00%, 01/01/2029	1.0

		State of Nevada Highway Improvement Revenue, Rev., 4.00%, 12/01/2034	0.9

		Arizona Industrial Development Authority, Equitable School Revolving Fund, Rev., 5.00%, 11/01/2031	0.8

		Total % of Portfolio	13.0%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	99.1%	U.S. Treasury Bills, 3.66%, 09/03/2026	2.8%

Short-Term Investments	6.6	U.S. Treasury Notes, 4.00%, 05/31/2028	1.6

U.S. Treasury Obligations	1.7	U.S. Treasury Bills, 3.70%, 09/24/2026	1.4

		Tohopekaliga Water Authority, Series A, Rev., 5.00%, 10/01/2030	1.3

		Black Belt Energy Gas District, Gas Project, Series C, Rev., 5.25%, 06/01/2036	1.2

		School Board of Miami-Dade County (The), Series A, COP, 5.00%, 02/01/2032	1.0

		State of New Mexico Severance Tax Permanent Fund, Series A, Rev., 5.00%, 07/01/2036	1.0

		North Carolina Municipal Power Agency No. 1, Rev., 5.00%, 01/01/2029	1.0

		State of Nevada Highway Improvement Revenue, Rev., 4.00%, 12/01/2034	0.9

		Arizona Industrial Development Authority, Equitable School Revolving Fund, Rev., 5.00%, 11/01/2031	0.8

		Total % of Portfolio	13.0%
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 1, 2026, the Fund changed its name from the Six Circles Tax Aware Ultra Short Duration Fund to the Six Circles Tax Aware Intermediate Duration Fund. At the same time, the Fund changed its non-fundamental investment objective from seeking to generate current income consistent with capital preservation to seeking to provide after-tax total return.
In connection with these changes, the Fund changed its principal investment strategy from an ultra-short duration approach to an intermediate duration approach. Under the new strategy, the Fund generally seeks to maintain a weighted average effective portfolio duration of between three and eight years, compared with one year or less under its prior strategy.
The Fund also added certain principal risks associated with its new investment strategy, including Municipal Project Housing-Related (Municipal Whole Loans) Risk, Loan Participations and Assignments Risk, and To-Be-Announced (“TBA”) Transactions Risk.
As of May 1, 2026, the sub-advisers to the Fund were Insight North America LLC and Pacific Investment Management Company LLC. BlackRock Investment Management, LLC was added as sub-adviser effective July 1, 2026.
This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus dated May 1, 2026, which is available at www.sixcirclesfunds.com/literature or upon request by calling 1-212-464-2070.

Material Fund Change Name [Text Block]	Effective May 1, 2026, the Fund changed its name from the Six Circles Tax Aware Ultra Short Duration Fund to the Six Circles Tax Aware Intermediate Duration Fund.
Material Fund Change Objectives [Text Block]	At the same time, the Fund changed its non-fundamental investment objective from seeking to generate current income consistent with capital preservation to seeking to provide after-tax total return.
Material Fund Change Strategies [Text Block]
In connection with these changes, the Fund changed its principal investment strategy from an ultra-short duration approach to an intermediate duration approach. Under the new strategy, the Fund generally seeks to maintain a weighted average effective portfolio duration of between three and eight years, compared with one year or less under its prior strategy.

Material Fund Change Risks Change [Text Block]
The Fund also added certain principal risks associated with its new investment strategy, including Municipal Project Housing-Related (Municipal Whole Loans) Risk, Loan Participations and Assignments Risk, and To-Be-Announced (“TBA”) Transactions Risk.

Material Fund Change Adviser [Text Block]
As of May 1, 2026, the sub-advisers to the Fund were Insight North America LLC and Pacific Investment Management Company LLC. BlackRock Investment Management, LLC was added as sub-adviser effective July 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus dated May 1, 2026, which is available at www.sixcirclesfunds.com/literature or upon request by calling 1-212-464-2070.

Updated Prospectus Phone Number	1-212-464-2070
Updated Prospectus Web Address	www.sixcirclesfunds.com/literature
C000199641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles U.S. Unconstrained Equity Fund
Class Name	Six Circles U.S. Unconstrained Equity Fund
Trading Symbol	CUSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles U.S. Unconstrained Equity Fund	$3	0.05%
* This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[3]
Net Assets	$ 35,739,230,000
Holdings Count | Holding	533
Investment Company Portfolio Turnover	23.76%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$35,739,230

Total number of portfolio holdings	533

Portfolio turnover rate as of the end of the reporting period	23.76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	NVIDIA Corp.	7.1%
	Apple, Inc.	5.9
	Microsoft Corp.	5.4
	Amazon.com, Inc.	4.7
	Broadcom, Inc.	3.5
	Alphabet, Inc., Class A	3.2
	Walmart, Inc.	3.1
	Alphabet, Inc., Class C	2.2
	Eli Lilly & Co.	2.1
	Micron Technology, Inc.	1.8
	Total % of Portfolio	39.0%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation1)	Top Ten Holdings2)

	NVIDIA Corp.	7.1%
	Apple, Inc.	5.9
	Microsoft Corp.	5.4
	Amazon.com, Inc.	4.7
	Broadcom, Inc.	3.5
	Alphabet, Inc., Class A	3.2
	Walmart, Inc.	3.1
	Alphabet, Inc., Class C	2.2
	Eli Lilly & Co.	2.1
	Micron Technology, Inc.	1.8
	Total % of Portfolio	39.0%

2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000199642 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Ultra Short Duration Fund
Class Name	Six Circles Ultra Short Duration Fund
Trading Symbol	CUSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Ultra Short Duration Fund	$10	0.19%
* This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[4]
Net Assets	$ 1,110,868,000
Holdings Count | Holding	762
Investment Company Portfolio Turnover	30.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$1,110,868

Total number of portfolio holdings	762

Portfolio turnover rate as of the end of the reporting period	30.40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	50.8%	U.S. Treasury Bills, 3.47%, 01/21/2027	4.1%

Short-Term Investments	29.0	U.S. Treasury Bills, 3.63%, 09/01/2026	1.7

Asset-Backed Securities	10.2	U.S. Treasury Bills, 3.75%, 04/15/2027	1.3

Collateralized Mortgage Obligations	6.3	U.S. Treasury Bills, 3.59%, 12/24/2026	1.2

Commercial Mortgage-Backed Securities	1.8	U.S. Treasury Bills, 3.60%, 02/18/2027	1.2

Mortgage-Backed Securities	1.1	U.S. Treasury Bills, 3.61%, 08/25/2026	1.2

Foreign Government Securities	0.7	U.S. Treasury Bills, 3.61%, 08/04/2026	1.2

U.S. Government Agency Securities	0.1	U.S. Treasury Bills, 3.60%, 08/11/2026	1.2

U.S. Treasury Obligations	0.1	U.S. Treasury Bills, 3.61%, 09/03/2026	1.2

Certificates of Deposit	0.1	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2056	1.1

		Total % of Portfolio	15.4%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	50.8%	U.S. Treasury Bills, 3.47%, 01/21/2027	4.1%

Short-Term Investments	29.0	U.S. Treasury Bills, 3.63%, 09/01/2026	1.7

Asset-Backed Securities	10.2	U.S. Treasury Bills, 3.75%, 04/15/2027	1.3

Collateralized Mortgage Obligations	6.3	U.S. Treasury Bills, 3.59%, 12/24/2026	1.2

Commercial Mortgage-Backed Securities	1.8	U.S. Treasury Bills, 3.60%, 02/18/2027	1.2

Mortgage-Backed Securities	1.1	U.S. Treasury Bills, 3.61%, 08/25/2026	1.2

Foreign Government Securities	0.7	U.S. Treasury Bills, 3.61%, 08/04/2026	1.2

U.S. Government Agency Securities	0.1	U.S. Treasury Bills, 3.60%, 08/11/2026	1.2

U.S. Treasury Obligations	0.1	U.S. Treasury Bills, 3.61%, 09/03/2026	1.2

Certificates of Deposit	0.1	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2056	1.1

		Total % of Portfolio	15.4%
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000206545 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Class Name	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Trading Symbol	CMEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$3	0.05%
* This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[5]
Net Assets	$ 34,001,975,000
Holdings Count | Holding	625
Investment Company Portfolio Turnover	12.28%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$34,001,975

Total number of portfolio holdings	625

Portfolio turnover rate as of the end of the reporting period	12.28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	NVIDIA Corp.	7.6%
	Apple, Inc.	6.6
	Microsoft Corp.	5.2
	Amazon.com, Inc.	4.4
	Broadcom, Inc.	3.3
	Alphabet, Inc., Class A	3.3
	Alphabet, Inc., Class C	2.6
	Micron Technology, Inc.	2.1
	Meta Platforms, Inc., Class A	2.0
	Eli Lilly & Co.	1.9
	Total % of Portfolio	39.0%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation1)	Top Ten Holdings2)

	NVIDIA Corp.	7.6%
	Apple, Inc.	6.6
	Microsoft Corp.	5.2
	Amazon.com, Inc.	4.4
	Broadcom, Inc.	3.3
	Alphabet, Inc., Class A	3.3
	Alphabet, Inc., Class C	2.6
	Micron Technology, Inc.	2.1
	Meta Platforms, Inc., Class A	2.0
	Eli Lilly & Co.	1.9
	Total % of Portfolio	39.0%

2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000206546 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio International Unconstrained Fund
Class Name	Six Circles Managed Equity Portfolio International Unconstrained Fund
Trading Symbol	CMIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Managed Equity Portfolio International Unconstrained Fund	$4	0.08%
* This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[6]
Net Assets	$ 14,600,712,000
Holdings Count | Holding	1,811
Investment Company Portfolio Turnover	11.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$14,600,712

Total number of portfolio holdings	1,811

Portfolio turnover rate as of the end of the reporting period	11.31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	ASML Holding NV	4.3%

	HSBC Holdings plc	3.4
	Rolls-Royce Holdings plc	2.6
	British American Tobacco plc	2.4
	Siemens AG (Registered)	2.1
	BAE Systems plc	1.9
	Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
	Roche Holding AG	1.7
	Siemens Energy AG	1.7
	Nestle SA	1.6
	Total % of Portfolio	23.5%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation1)	Top Ten Holdings2)

	ASML Holding NV	4.3%

	HSBC Holdings plc	3.4
	Rolls-Royce Holdings plc	2.6
	British American Tobacco plc	2.4
	Siemens AG (Registered)	2.1
	BAE Systems plc	1.9
	Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
	Roche Holding AG	1.7
	Siemens Energy AG	1.7
	Nestle SA	1.6
	Total % of Portfolio	23.5%

2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000218339 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Global Bond Fund
Class Name	Six Circles Global Bond Fund
Trading Symbol	CGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Global Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Global Bond Fund	$5	0.11%
* This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[7]
Net Assets	$ 18,450,266,000
Holdings Count | Holding	7,627
Investment Company Portfolio Turnover	62.48%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$18,450,266

Total number of portfolio holdings	7,627

Portfolio turnover rate as of the end of the reporting period	62.48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Foreign Government Securities	59.9%	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 09/01/2056	1.1%

Mortgage-Backed Securities	14.0	China Government Bond, (China), 1.91%, 07/15/2029	0.8

Corporate Bonds	13.9	U.S. Treasury Notes, 4.63%, 02/15/2035	0.8

U.S. Treasury Obligations	13.6	U.S. Treasury Notes, 4.38%, 05/15/2034	0.7

Collateralized Mortgage Obligations	1.9	U.S. Treasury Notes, 4.25%, 05/15/2035	0.7

Short-Term Investments	1.4	U.S. Treasury Notes, 4.25%, 11/15/2034	0.7

Asset-Backed Securities	0.4	China Government Bond, (China), 1.49%, 12/25/2031	0.7

Commercial Mortgage-Backed Securities	0.3	U.S. Treasury Notes, 4.25%, 08/15/2035	0.7

U.S. Government Agency Securities	0.1	U.S. Treasury Notes, 4.13%, 02/15/2036	0.7

Municipal Bonds	0.0	U.S. Treasury Notes, 4.00%, 02/15/2034	0.7

		Total % of Portfolio	7.6%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Foreign Government Securities	59.9%	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 09/01/2056	1.1%

Mortgage-Backed Securities	14.0	China Government Bond, (China), 1.91%, 07/15/2029	0.8

Corporate Bonds	13.9	U.S. Treasury Notes, 4.63%, 02/15/2035	0.8

U.S. Treasury Obligations	13.6	U.S. Treasury Notes, 4.38%, 05/15/2034	0.7

Collateralized Mortgage Obligations	1.9	U.S. Treasury Notes, 4.25%, 05/15/2035	0.7

Short-Term Investments	1.4	U.S. Treasury Notes, 4.25%, 11/15/2034	0.7

Asset-Backed Securities	0.4	China Government Bond, (China), 1.49%, 12/25/2031	0.7

Commercial Mortgage-Backed Securities	0.3	U.S. Treasury Notes, 4.25%, 08/15/2035	0.7

U.S. Government Agency Securities	0.1	U.S. Treasury Notes, 4.13%, 02/15/2036	0.7

Municipal Bonds	0.0	U.S. Treasury Notes, 4.00%, 02/15/2034	0.7

		Total % of Portfolio	7.6%
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000218340 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Bond Fund
Class Name	Six Circles Tax Aware Bond Fund
Trading Symbol	CBTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Tax Aware Bond Fund	$6	0.12%
* This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[8]
Net Assets	$ 18,101,854,000
Holdings Count | Holding	5,069
Investment Company Portfolio Turnover	7.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$18,101,854

Total number of portfolio holdings	5,069

Portfolio turnover rate as of the end of the reporting period	7.59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	96.4%	Black Belt Energy Gas District, Series B, Rev., 5.00%, 10/01/2035	0.3%
Short-Term Investments	3.3	Black Belt Energy Gas District, Gas Project, Series C, Rev., 5.25%, 06/01/2036	0.3

Commercial Mortgage‑Backed Securities	0.4	California Community Choice Financing Authority, Rev., 5.00%, 12/01/2055	0.3

Warrants	0.0	Southeast Energy Authority, A Cooperative District, Series F, Rev., 5.25%, 11/01/2055	0.2

		Texas Transportation Finance Corp., Rev., 5.25%, 10/01/2050	0.2

		County of Fairfax, Series B, GO, 5.00%, 10/01/2026	0.2

		New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044	0.2

		Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	0.2

		State of Washington, Bidding Group 1, Series A, GO, 5.00%, 08/01/2034	0.2

		Black Belt Energy Gas District, Gas Project, Series E, Rev., 5.00%, 07/01/2033	0.2

		Total % of Portfolio	2.3%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	96.4%	Black Belt Energy Gas District, Series B, Rev., 5.00%, 10/01/2035	0.3%
Short-Term Investments	3.3	Black Belt Energy Gas District, Gas Project, Series C, Rev., 5.25%, 06/01/2036	0.3

Commercial Mortgage‑Backed Securities	0.4	California Community Choice Financing Authority, Rev., 5.00%, 12/01/2055	0.3

Warrants	0.0	Southeast Energy Authority, A Cooperative District, Series F, Rev., 5.25%, 11/01/2055	0.2

		Texas Transportation Finance Corp., Rev., 5.25%, 10/01/2050	0.2

		County of Fairfax, Series B, GO, 5.00%, 10/01/2026	0.2

		New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044	0.2

		Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	0.2

		State of Washington, Bidding Group 1, Series A, GO, 5.00%, 08/01/2034	0.2

		Black Belt Energy Gas District, Gas Project, Series E, Rev., 5.00%, 07/01/2033	0.2

		Total % of Portfolio	2.3%
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000220641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Credit Opportunities Fund
Class Name	Six Circles Credit Opportunities Fund
Trading Symbol	CRDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Credit Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Credit Opportunities Fund	$14	0.27%
* This charge is annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[9]
Net Assets	$ 5,550,000,000
Holdings Count | Holding	3,888
Investment Company Portfolio Turnover	24.97%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$5,550,000

Total number of portfolio holdings	3,888

Portfolio turnover rate as of the end of the reporting period	24.97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	70.4%	Argentine Republic Government International Bond, (Argentina), SUB, 3.50%, 07/09/2041	0.5%

Foreign Government Securities	16.7	Gaci First Investment Co., (Cayman Islands), Reg. S, 5.25%, 10/13/2032	0.4

Short-Term Investments	3.1	Beignet Investor LLC, 6.58%, 05/30/2049	0.4

Loan Assignments	2.7	Meridian Arc Holdco LLC, 6.25%, 04/30/2031	0.3

Asset-Backed Securities	2.4	Grifols SA, (Spain), Reg. S, 3.88%, 10/15/2028	0.3

U.S. Treasury Obligations	1.2	Egypt Government International Bond, (Egypt), Reg. S, 6.38%, 04/11/2031	0.3

Commercial Mortgage‑Backed Securities	0.8	ZF Europe Finance BV, (Netherlands), Reg. S, 7.00%, 06/12/2030	0.3

Common Stocks	0.5	Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica)	0.3

Mortgage-Backed Securities	0.4	Schaeffler AG, (Germany), Reg. S, 4.50%, 05/12/2032	0.3

Collateralized Mortgage Obligations	0.2	Oman Government International Bond, (Oman), Reg. S, 6.25%, 01/25/2031	0.3

Preferred Stocks	0.1	Total % of Portfolio	3.4%
Convertible Bonds	0.1
Warrants	0.0
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	70.4%	Argentine Republic Government International Bond, (Argentina), SUB, 3.50%, 07/09/2041	0.5%

Foreign Government Securities	16.7	Gaci First Investment Co., (Cayman Islands), Reg. S, 5.25%, 10/13/2032	0.4

Short-Term Investments	3.1	Beignet Investor LLC, 6.58%, 05/30/2049	0.4

Loan Assignments	2.7	Meridian Arc Holdco LLC, 6.25%, 04/30/2031	0.3

Asset-Backed Securities	2.4	Grifols SA, (Spain), Reg. S, 3.88%, 10/15/2028	0.3

U.S. Treasury Obligations	1.2	Egypt Government International Bond, (Egypt), Reg. S, 6.38%, 04/11/2031	0.3

Commercial Mortgage‑Backed Securities	0.8	ZF Europe Finance BV, (Netherlands), Reg. S, 7.00%, 06/12/2030	0.3

Common Stocks	0.5	Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica)	0.3

Mortgage-Backed Securities	0.4	Schaeffler AG, (Germany), Reg. S, 4.50%, 05/12/2032	0.3

Collateralized Mortgage Obligations	0.2	Oman Government International Bond, (Oman), Reg. S, 6.25%, 01/25/2031	0.3

Preferred Stocks	0.1	Total % of Portfolio	3.4%
Convertible Bonds	0.1
Warrants	0.0
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000252360 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Multi-Strategy Fund
Class Name	Six Circles Multi-Strategy Fund
Trading Symbol	CALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Multi-Strategy Fund	$51	1.00%
* This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[10]
Net Assets	$ 2,274,808,000
Holdings Count | Holding	13,277
Investment Company Portfolio Turnover	390.87%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund’s net assets (in thousands)	$2,274,808

Total number of portfolio holdings	13,277

Portfolio turnover rate as of the end of the reporting period	390.87%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Short-Term Investments	50.8%	U.S. Treasury Bills, 3.59%, 07/16/2026	11.2%

Mortgage-Backed Securities	32.7	U.S. Treasury Bills, 3.60%, 08/06/2026	4.4

Collateralized Mortgage Obligations	20.3	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2056	3.6

Asset-Backed Securities	8.8	FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 08/01/2056	3.6

Loan Assignments	8.7	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 07/01/2056	2.1

Commercial Mortgage-Backed Securities	2.5	FNMA or FHLMC, Single Family, 30 years, TBA, 6.50%, 08/01/2056	1.9

Corporate Bonds	1.0	U.S. Treasury Bills, 3.61%, 07/09/2026	1.8

Preferred Stocks	0.0	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/01/2056	1.6

Convertible Bonds	0.0	U.S. Treasury Bills, 3.66%, 09/10/2026	1.6

U.S. Treasury Obligations	0.0	U.S. Treasury Bills, 3.64%, 09/03/2026	1.5

		Total % of Portfolio	33.3%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Short-Term Investments	50.8%	U.S. Treasury Bills, 3.59%, 07/16/2026	11.2%

Mortgage-Backed Securities	32.7	U.S. Treasury Bills, 3.60%, 08/06/2026	4.4

Collateralized Mortgage Obligations	20.3	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2056	3.6

Asset-Backed Securities	8.8	FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 08/01/2056	3.6

Loan Assignments	8.7	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 07/01/2056	2.1

Commercial Mortgage-Backed Securities	2.5	FNMA or FHLMC, Single Family, 30 years, TBA, 6.50%, 08/01/2056	1.9

Corporate Bonds	1.0	U.S. Treasury Bills, 3.61%, 07/09/2026	1.8

Preferred Stocks	0.0	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/01/2056	1.6

Convertible Bonds	0.0	U.S. Treasury Bills, 3.66%, 09/10/2026	1.6

U.S. Treasury Obligations	0.0	U.S. Treasury Bills, 3.64%, 09/03/2026	1.5

		Total % of Portfolio	33.3%
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

[1]	This charge is annualized.
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